Discontinued Operations (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Discontinued Operations and Disposal Groups [Abstract]
Schedule of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet and Additional Disclosures [Table Text Block]

	Three months ended March 31

In thousands, except per share data	2013	2012
Revenues	$ 3	$ 18
Cost of revenues	13	16
Gross profit	(10)	2
General and administrative expenses	(2)	(15)
Operating loss	(12)	(13)
Interest expense, net	(18)	(62)
Gain (loss) on sale of assets	1,052	(7)
Income (loss) from discontinued operations	1,022	(82)
Income (loss) per share discontinued operations – basic and diluted	$ 0.04	$ (0.02)

In thousands, except per share data	2012	2011
Revenues	$ 41	$ 92
Cost of revenues	63	66
Gross profit	(22)	26
General and administrative expenses	(55)	(81)
Operating loss	(77)	(55)
Interest expense, net	(154)	(165)
Asset impairment and loss on sale of division	(5)	(224)
Loss from discontinued operations	(236)	(444)
Loss per share discontinued operations – basic and diluted	$ (0.02)	$ (0.16)
In thousands	2012	2011
Prepaids and other assets	$ -	$ 25
Property and equipment, net	734	1,470
Other assets	1	8
Total assets associated with discontinued operations	$ 735	$1,503
Current liabilities	$1,764	$2,429
Long-term liabilities	3	16
Total liabilities associated with discontinued operations	$1,767	$2,445

Schedule of Disposal Groups, Including Discontinued Operations,Balance Sheet

In thousands	December 31 2012
Prepaids and other assets	$ -
Property and equipment, net	734
Other assets	1
Total assets associated with discontinued operations	$ 735

Current liabilities	$ 1,764
Long-term liabilities	3
Total liabilities associated with discontinued operations	$ 1,767